Note 14 - Shareholders' Equity (Details) - Effects of Changes in IIJ’s Ownership Interest in Its Subsidiaries in the Company’s Shareholder’s Equity In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 GDX [Member] JPY (¥)	Mar. 31, 2014 IIJ-Exlayer [Member] USD ($)	Mar. 31, 2014 IIJ-Exlayer [Member] JPY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to IIJ	$ 43,137	¥ 4,442,237	¥ 5,300,654	¥ 3,640,963
Transfers (to) from the noncontrolling interests
Transfers (to) from noncontrolling interest	1	99		(85,437)	(85,437)	1	99
Change from net income attributable to IIJ and transfers (to) from noncontrolling interests	$ 43,138	¥ 4,442,336	¥ 5,300,654	¥ 3,555,526